Expense Example - Class R6 Shares - Salient MLP & Energy Infrastructure Fund - Class R6	May 01, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 127
Expense Example, with Redemption, 3 Years	396
Expense Example, with Redemption, 5 Years	686
Expense Example, with Redemption, 10 Years	$ 1,510